Summary of Significant Accounting Policies - Foreign Currency Risk (Details)	Dec. 31, 2023 USD ($)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)
Foreign Currency Risk
The Group's cash and cash equivalents and restricted cash	$ 2,476,571		$ 9,785,131		$ 18,431,209	$ 49,622,714
RMB
Foreign Currency Risk
The Group's cash and cash equivalents and restricted cash	$ 913,924	¥ 6,473,047	$ 6,405,853	¥ 44,614,204